Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Subscription Receivable [Member]	Treasury Stock [Member]
Balance at Sep. 30, 2009	$ (2,537,458)	$ 626	$ 68,471	$ 20,065,001	$ (22,658,556)			$ (13,000)
Balance, shares at Sep. 30, 2009		626,667	68,469,617					(162,500)
Amortization of deferred compensation	1,627,919			1,627,919
Issuance of common stock for cash	2,380,630		15,580	2,365,050
Issuance of common stock for cash, shares			15,580,000
Issuance of common stock to settle litigation	401,783		2,679	399,104
Issuance of common stock to settle litigation, shares			2,678,571
Common stock issued for exercise of options	2,591,626		30,571	2,561,055
Common stock issued for exercise of options, shares			30,570,600
Common stock issued in connection with subscription receivable			2,000	81,000			(83,000)
Common stock issued in connection with subscription receivable, shares			2,000,000
Common stock issued for services	509,484		2,800	506,684
Common stock issued for services, shares			2,800,000
Common stock issued to employees	867,365		9,345	858,020
Common stock issued to employees, shares			9,344,937
Common stock issued in connection with conversion of convertible debenture	900,000		3,000	897,000
Common stock issued in connection with conversion of convertible debenture, shares			3,000,000
Other Comprehensive income	476,800					476,800
Net loss for the year	(6,964,233)				(6,964,233)
Net Comprehensive loss	(6,487,433)				(6,964,233)	476,800
Balance at Sep. 30, 2010	253,912	626	134,445	29,360,833	(29,622,789)	476,800	(83,000)	(13,000)
Balance, shares at Sep. 30, 2010		626,667	134,443,725					(162,500)
Amortization of deferred compensation	131,680			131,680
Issuance of common stock for cash	1,459,632		14,054	1,445,578
Issuance of common stock for cash, shares			14,053,334
Common stock issued for exercise of options	1,275,101		6,791	1,268,310
Common stock issued for exercise of options, shares			6,791,361
Common stock issued for services	229,970		1,033	228,937
Common stock issued for services, shares			1,032,544
Common stock issued to employees	432,615		2,113	430,502
Common stock issued to employees, shares			2,113,101
Cancellation of shares			(475)	475
Cancellation of shares, shares			(475,000)
Other Comprehensive income	(409,600)					(409,600)
Net loss for the year	(4,705,291)				(4,705,291)
Net Comprehensive loss	(5,114,891)				(4,705,291)	(409,600)
Balance at Sep. 30, 2011	$ (1,331,978)	$ 626	$ 157,960	$ 32,866,315	$ (34,328,080)	$ 67,200	$ (83,000)	$ (13,000)
Balance, shares at Sep. 30, 2011		626,667	157,959,066					(162,500)